OTHER LONG-TERM LIABILITIES - Narrative (Details) $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended
	Dec. 21, 2021 CAD ($) $ / shares	Dec. 20, 2021 $ / shares	Sep. 08, 2021 $ / shares	Apr. 06, 2021 CAD ($) $ / shares	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($) shares	Sep. 21, 2021 shares	Oct. 10, 2018 EUR (€)
Disclosure of contingent liabilities [line items]
Liabilities					$ 69,049	$ 74,212
Issued share capital (in shares) | shares					313,815,503	298,786,023
Weighted average price (in CAD per share) | $ / shares	$ 2.53
Edibles and Infusion Corporation
Disclosure of contingent liabilities [line items]
Contingent share consideration				$ 13,000
Issued share capital (in shares) | shares							1,039,192
Volume-weighted average TSX listed share price based period			5 days
Weighted average price (in CAD per share) | $ / shares			$ 3.37	$ 4.36
EIC share purchase agreement milestone, share consideration					$ 3,500
Laurentian
Disclosure of contingent liabilities [line items]
Contingent share consideration	$ 6,996
Volume-weighted average TSX listed share price based period	5 days
Weighted average price (in CAD per share) | $ / shares	$ 2.53	$ 2.39
Contingent consideration | Edibles and Infusion Corporation
Disclosure of contingent liabilities [line items]
Liabilities					7,000	$ 9,038
Revaluation of Warrants					1,462	3,789
Contingent consideration | Laurentian
Disclosure of contingent liabilities [line items]
Liabilities	$ 6,996				2,913
Revaluation of Warrants					4,083
Contingent consideration | Alpha Cannabis Pharma Gmbh
Disclosure of contingent liabilities [line items]
Liabilities					$ 0	0		€ 875
Revaluation of Warrants						$ 231